Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	$ 266
Removal of discontinued US operations		$ (4,542)
Movement in income statement	165	(12)
Other movements including foreign exchange movements	(53)	(38)
Deferred tax assets at end of period	378	266
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(2,862)
Removal of discontinued US operations		3,523
Movement in income statement	22	(393)
Other movements including foreign exchange movements	141	83
Deferred tax liabilities at end of period	(2,699)	(2,862)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	3
Movement in income statement	173	3
Other movements including foreign exchange movements	(7)
Deferred tax assets at end of period	169	3
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(242)
Removal of discontinued US operations		691
Movement in income statement	99	127
Other movements including foreign exchange movements	6	3
Deferred tax liabilities at end of period	(137)	(242)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	34
Movement in income statement	1	(16)
Other movements including foreign exchange movements	(34)	(37)
Deferred tax assets at end of period	1	34
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(2,125)
Movement in income statement	(52)	(433)
Other movements including foreign exchange movements	113	73
Deferred tax liabilities at end of period	(2,064)	(2,125)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	162
Removal of discontinued US operations		(4,513)
Movement in income statement	32	15
Other movements including foreign exchange movements	(10)	(2)
Deferred tax assets at end of period	184	162
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period	(495)
Removal of discontinued US operations		2,832
Movement in income statement	(25)	(87)
Other movements including foreign exchange movements	22	7
Deferred tax liabilities at end of period	(498)	(495)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period	67
Removal of discontinued US operations		(29)
Movement in income statement	(41)	(14)
Other movements including foreign exchange movements	(2)	1
Deferred tax assets at end of period	$ 24	67
Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		4,858
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(6,075)
Continuing and discontinued operations | Unrealised gains and losses on investments
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(1,063)
Continuing and discontinued operations | Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		87
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(1,765)
Continuing and discontinued operations | Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		4,662
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at beginning of period		(3,247)
Continuing and discontinued operations | Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at beginning of period		$ 109